Financial assets and liabilities at fair value - Transfers made between both assets and liabilities (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial assets and liabilities at fair value
Transfer from Level 1 to 2 of financial assets	kr 0	kr 0
Transfer from Level 2 to 1 of financial assets	0	0
Transfer from Level 1 to 2 of financial liabilities	0	0
Transfer from Level 2 to 1 of financial liabilities	0	0
Transfers Into Level 3 of financial assets		0
Transfers Out of Level 3 of financial assets		0
Transfers Into Level 3 of financial liabilities		0
Transfers Out of Level 3 of financial liabilities		0
Transfers between level 2 and level 3	kr (2,124)	kr 0